Income tax incurred and deferred: Reconciliation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Disclosure of geographical areas [line items]
Consolidated income before IT and joint venture equity method:		$ 8,126,035	$ 2,855,692	$ 7,661,741
Consolidated income before IT and joint venture equity method:		8,126,035	2,855,692	7,661,737
Net (loss) income before taxes of Airplan and Aerostar		(1,418,186)	(65,672)	(843,352)
Net (loss) income before taxes of subsidiaries in Mexico not subject to IT		(170,247)	4,337	(100,793)
Income before provisions for income taxes		$ 6,537,602	$ 2,794,357	$ 6,717,596
Statutory IT rate		30.00%	30.00%	30.00%	30.00%
IT that would result from applying the IT rate to book profit before income taxes		$ 1,961,281	$ 838,307	$ 2,015,279
Non-deductible items and other permanent differences		7,853	10,496	11,941
Annual adjustment for tax inflation		(33,603)	(18,958)	(12,783)
Accounting disconnect inflation		(314,754)	(80,450)	(93,030)
IT provision		$ 1,728,507	$ 729,155	$ 1,978,102
Effective IT rate		26.00%	26.00%	29.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Statutory IT rate		10.00%
Effect by difference in rate of IT		$ 38,865	$ 42,530	$ 38,579
IT provision		$ 38,865	$ 42,530	$ 38,579
Colombia (Airplan)
Disclosure of geographical areas [line items]
Statutory IT rate	35.00%	31.00%	32.00%	33.00%
Effect by difference in rate of IT		$ 68,865	$ (62,770)	$ 18,116
IT provision		$ 68,865	$ (62,770)	$ 18,116